UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Address of principal executive offices) (Zip code)

Glenn S. Freed
Vericimetry Advisors LLC
800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
 (Name and address of agents for service)

Registrant's telephone number, including area code: (213) 769-8289

Date of fiscal year end: September 30
Date of reporting period: December 31, 2012

Item 1.  Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS – 98.8%
CONSUMER DISCRETIONARY – 13.9%
1-800-Flowers.com, Inc. - Class A*	2,570	$9,432
AH Belo Corp. - Class A	1,700	7,905
Ambassadors Group, Inc.	3,400	14,484
Ark Restaurants Corp.	900	15,165
Ballantyne Strong, Inc.*	3,200	10,560
Barnes & Noble, Inc.*1	5,000	75,450
Bassett Furniture Industries, Inc.1	2,200	27,434
Beasley Broadcasting Group, Inc. - Class A	500	2,445
Beazer Homes USA, Inc.*	3,700	62,530
bebe stores, Inc.	8,800	35,112
Big 5 Sporting Goods Corp.	1,680	22,008
Biglari Holdings, Inc.*1	130	50,703
Black Diamond, Inc.*	4,800	39,360
Bob Evans Farms, Inc.	3,000	120,600
Body Central Corp.*	2,900	28,884
Boyd Gaming Corp.*1	9,600	63,840
Bridgepoint Education, Inc.*1	5,300	54,590
Brown Shoe Co., Inc.1	2,490	45,741
Build-A-Bear Workshop, Inc.*	1,810	6,968
CafePress, Inc.*	1,880	10,848
Callaway Golf Co.	9,300	60,450
Cambium Learning Group, Inc.*	4,900	5,439
Career Education Corp.*	9,200	32,384
Carriage Services, Inc.	2,100	24,906
Carrols Restaurant Group, Inc.*	2,700	16,146
Casual Male Retail Group, Inc.*	7,700	32,340
Central European Media Enterprises Ltd. - Class A*1	8,400	51,492
Century Casinos, Inc.*	2,800	7,952
Churchill Downs, Inc.	1,160	77,082
Citi Trends, Inc.*	1,260	17,338
Columbia Sportswear Co.1	2,950	157,412
Core-Mark Holding Co., Inc.	1,500	71,025
Corinthian Colleges, Inc.*1	10,200	24,888
Crown Crafts, Inc.	500	2,500
CSS Industries, Inc.	770	16,855
Culp, Inc.	1,120	16,811
Cumulus Media, Inc. - Class A*1	15,822	42,245
Delta Apparel, Inc.*	1,500	20,970
DeVry, Inc.	6,400	151,872
Dex One Corp.*1	9,729	15,372
Digital Generation, Inc.*1	3,800	41,268
Dixie Group, Inc.*	2,751	9,106
Dover Downs Gaming & Entertainment, Inc.	2,849	6,268
Dover Motorsports, Inc.	4,000	6,800

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
DreamWorks Animation SKG, Inc. - Class A*1	7,600	$125,932
Education Management Corp.*1	11,668	51,106
Emerson Radio Corp.*	2,700	4,671
Entercom Communications Corp. - Class A*1	3,400	23,732
Escalade, Inc.	800	4,240
EW Scripps Co. - Class A*	4,300	46,569
Exide Technologies*	8,200	28,044
Federal-Mogul Corp.*	11,000	88,220
Finish Line, Inc. - Class A1	6,000	113,580
Fisher Communications, Inc.	350	9,446
Flexsteel Industries, Inc.	344	7,379
Fred's, Inc. - Class A1	3,200	42,592
Frisch's Restaurants, Inc.	280	5,174
Fuel Systems Solutions, Inc.*1	2,100	30,870
Full House Resorts, Inc.*	2,232	7,700
Furniture Brands International, Inc.*	17,600	18,656
G-III Apparel Group Ltd.*	2,400	82,152
Gaiam, Inc. - Class A*	4,000	12,640
Gaming Partners International Corp.	941	6,540
Geeknet, Inc.*	1,500	24,150
Genesco, Inc.*	2,200	120,912
Global Sources Ltd.*	2,500	16,200
Gray Television, Inc.*	5,280	11,616
Group 1 Automotive, Inc.1	2,100	130,158
Harte-Hanks, Inc.	6,600	39,006
Haverty Furniture Cos., Inc.	1,340	21,855
Helen of Troy Ltd.*	2,900	96,831
hhgregg, Inc.*1	5,000	35,150
Hooker Furniture Corp.	480	6,974
Iconix Brand Group, Inc.*1	6,900	154,008
International Speedway Corp. - Class A	2,600	71,812
Isle of Capri Casinos, Inc.*	4,570	25,592
JAKKS Pacific, Inc.1	2,500	31,300
Joe's Jeans, Inc.*	7,400	7,400
Johnson Outdoors, Inc. - Class A*1	1,000	19,920
Jones Group, Inc.	7,900	87,374
Journal Communications, Inc. - Class A*	6,500	35,100
K-Swiss, Inc. - Class A*1	4,300	14,448
K12, Inc.*	3,400	69,496
Kirkland's, Inc.*	1,800	19,062
La-Z-Boy, Inc.	6,500	91,975
Lifetime Brands, Inc.	1,400	14,854
Lincoln Educational Services Corp.	2,800	15,652
Live Nation Entertainment, Inc.*	19,500	181,740

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Luby's, Inc.*	4,600	$30,774
Mac-Gray Corp.	1,040	13,052
Maidenform Brands, Inc.*	2,091	40,754
Marcus Corp.	2,182	27,210
MarineMax, Inc.*	2,134	19,121
Marriott Vacations Worldwide Corp.*	2,300	95,841
Martha Stewart Living Omnimedia - Class A*	4,000	9,800
Matthews International Corp. - Class A	2,600	83,460
McClatchy Co. - Class A*	8,500	27,795
Men's Wearhouse, Inc.1	5,300	165,148
Meredith Corp.1	2,200	75,812
Modine Manufacturing Co.*	6,300	51,219
Monarch Casino & Resort, Inc.*	1,400	15,274
Motorcar Parts of America, Inc.*1	3,000	19,710
Navarre Corp.*	7,800	13,884
Office Depot, Inc.*	33,300	109,224
OfficeMax, Inc.	7,300	71,321
Orbitz Worldwide, Inc.*	11,200	30,576
Orchard Supply Hardware Stores Corp. - Class A*1	1,001	7,417
Pacific Sunwear of California, Inc.*1	6,739	10,715
Pep Boys-Manny Moe & Jack1	5,300	52,099
Perfumania Holdings, Inc.*	1,953	9,609
Perry Ellis International, Inc.	1,300	25,870
Pinnacle Entertainment, Inc.*1	4,500	71,235
Quiksilver, Inc.*1	12,800	54,400
Radio One, Inc. - Class A*	1,800	1,360
Radio One, Inc. - Class D*1	1,678	1,275
RadioShack Corp.1	11,800	25,016
Reading International, Inc. - Class A*	2,160	12,982
Red Lion Hotels Corp.*1	1,540	12,151
Red Robin Gourmet Burgers, Inc.*	1,400	49,406
Regis Corp.1	5,314	89,913
Rick's Cabaret International, Inc.*	870	7,003
Rocky Brands, Inc.*	1,600	20,832
Ruby Tuesday, Inc.*	8,700	68,382
Saga Communications, Inc. - Class A	61	2,837
Saks, Inc.*1	14,900	156,599
Salem Communications Corp. - Class A1	3,300	18,018
Scholastic Corp.	1,850	54,686
School Specialty, Inc.*1	4,000	3,800
Scientific Games Corp. - Class A*	8,800	76,296
Shiloh Industries, Inc.	1,800	18,540
Shoe Carnival, Inc.	2,500	51,225
Skechers U.S.A., Inc. - Class A*	3,700	68,450

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Skullcandy, Inc.*1	2,000	$15,580
Skyline Corp.*	140	568
Spartan Motors, Inc.	6,600	32,538
Speedway Motorsports, Inc.	3,250	57,980
Stage Stores, Inc.	2,300	57,017
Standard Motor Products, Inc.	1,600	35,552
Stanley Furniture Co., Inc.*	2,776	12,492
Stein Mart, Inc.	5,900	44,486
Steinway Musical Instruments, Inc.*	1,200	25,380
Stewart Enterprises, Inc. - Class A1	9,500	72,580
Stoneridge, Inc.*	2,700	13,824
Strattec Security Corp.	160	4,130
Superior Industries International, Inc.	2,800	57,064
Superior Uniform Group, Inc.	503	5,754
Systemax, Inc.	3,900	37,635
Tandy Leather Factory, Inc.	470	2,594
Trans World Entertainment Corp.	4,400	15,312
Tuesday Morning Corp.*	5,300	33,125
U.S. Auto Parts Network, Inc.*1	5,487	10,041
Unifi, Inc.*	1,600	20,816
Universal Electronics, Inc.*	2,000	38,700
Universal Technical Institute, Inc.	1,650	16,566
Valuevision Media, Inc. - Class A*1	8,700	15,660
VOXX International Corp.*	2,250	15,142
Wendy's Co.	37,900	178,130
West Marine, Inc.*	3,600	38,700
Wet Seal, Inc. - Class A*	13,400	36,984
Weyco Group, Inc.1	1,600	37,376
WMS Industries, Inc.*	6,600	115,500
Zale Corp.*	5,200	21,372
		6,603,497

CONSUMER STAPLES – 2.7%
Alliance One International, Inc.*1	9,950	36,218
Andersons, Inc.	1,330	57,057
Central Garden and Pet Co.*	1,130	11,323
Central Garden and Pet Co. - Class A*	3,600	37,620
Chiquita Brands International, Inc.*	5,400	44,550
Craft Brew Alliance, Inc.*	3,400	22,032
Diamond Foods, Inc.1	2,400	32,808
Dole Food Co., Inc.*1	9,900	113,553
Fresh Del Monte Produce, Inc.	5,600	147,560
Harbinger Group, Inc.*	14,400	110,736
Ingles Markets, Inc. - Class A	1,800	31,068

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)
John B Sanfilippo & Son, Inc.	900	$16,362
MGP Ingredients, Inc.	1,410	4,822
Nash Finch Co.1	1,900	40,432
Natural Alternatives International, Inc.*	389	1,910
Nutraceutical International Corp.	573	9,477
Oil-Dri Corp. of America	190	5,238
Omega Protein Corp.*	2,800	17,136
Overhill Farms, Inc.*	2,520	11,038
Pantry, Inc.*	3,200	38,816
Post Holdings, Inc.	3,800	130,150
Roundy's, Inc.1	5,200	23,140
Seneca Foods Corp. - Class A*	1,300	39,520
Spartan Stores, Inc.	2,760	42,394
Universal Corp.	2,300	114,793
Weis Markets, Inc.	3,200	125,184
Westway Group, Inc.*1	1,200	8,004
		1,272,941

ENERGY – 6.9%
Adams Resources & Energy, Inc.	500	17,535
Alpha Natural Resources, Inc.*1	20,500	199,670
Apco Oil and Gas International, Inc.	1,700	20,927
Arch Coal, Inc.1	24,600	180,072
Basic Energy Services, Inc.*1	5,700	65,037
Bill Barrett Corp.*	4,500	80,010
BioFuel Energy Corp.*1	1,000	3,680
Bristow Group, Inc.	2,700	144,882
Cal Dive International, Inc.*1	10,300	17,922
Callon Petroleum Co.*	4,500	21,150
Carrizo Oil & Gas, Inc.*	3,600	75,312
Clayton Williams Energy, Inc.*1	900	36,000
Cloud Peak Energy, Inc.*	4,800	92,784
Comstock Resources, Inc.*1	900	13,617
Contango Oil & Gas Co.	1,800	76,068
Crimson Exploration, Inc.*	7,400	20,276
Dawson Geophysical Co.*	900	23,742
Delek U.S. Holdings, Inc.	4,600	116,472
DHT Holdings, Inc.	280	1,148
Double Eagle Petroleum Co.*	990	3,900
EPL Oil & Gas, Inc.*	3,000	67,650
Exterran Holdings, Inc.*1	5,500	120,560
Forbes Energy Services Ltd.*	2,100	5,313
Gevo, Inc.*1	8,000	12,320
Global Geophysical Services, Inc.*	5,500	21,175

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
ENERGY (Continued)
Green Plains Renewable Energy, Inc.*	3,200	$25,312
Gulf Island Fabrication, Inc.	1,789	42,990
Gulfmark Offshore, Inc. - Class A	1,900	65,455
Hallador Energy Co.	2,900	23,954
Hercules Offshore, Inc.*	17,580	108,644
James River Coal Co.*1	6,000	19,200
Key Energy Services, Inc.*	15,200	105,640
Knightsbridge Tankers Ltd.1	2,300	12,075
L&L Energy, Inc.*1	3,730	7,087
Matrix Service Co.*	2,500	28,750
Mitcham Industries, Inc.*	1,200	16,356
Natural Gas Services Group, Inc.*	1,300	21,372
Newpark Resources, Inc.*1	8,200	64,370
Northern Oil and Gas, Inc.*1	7,300	122,786
Parker Drilling Co.*	11,808	54,199
PDC Energy, Inc.*1	2,100	69,741
Penn Virginia Corp.	5,500	24,200
PHI, Inc.	100	3,150
PHI, Inc.2	1,200	40,188
Pioneer Energy Services Corp.*	5,000	36,300
Renewable Energy Group, Inc.*1	2,000	11,720
Resolute Energy Corp.*1	5,300	43,142
REX American Resources Corp.*	900	17,361
Rex Energy Corp.*1	4,800	62,496
Saratoga Resources, Inc.*	4,000	14,160
SEACOR Holdings, Inc.1	1,635	136,997
SemGroup Corp. - Class A*	3,400	132,906
Ship Finance International Ltd.1	8,800	146,344
Stone Energy Corp.*	4,860	99,727
Swift Energy Co.*	4,700	72,333
Teekay Tankers Ltd. - Class A1	9,900	28,710
TETRA Technologies, Inc.*	7,200	54,648
U.S. Energy Corp. Wyoming*	7,000	10,500
Vaalco Energy, Inc.*	3,000	25,950
Vantage Drilling Co.*1	35,200	64,416
Warren Resources, Inc.*1	7,100	19,951
Willbros Group, Inc.*	4,800	25,680
		3,296,032

FINANCIALS – 29.9%
1st Source Corp.	2,500	55,225
Access National Corp.1	771	10,023
ACNB Corp.	1,200	19,320

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Alliance Financial Corp.1	290	$12,618
American Equity Investment Life Holding Co.1	5,300	64,713
American National Bankshares, Inc.	380	7,672
American National Insurance Co.	3,100	211,699
American River Bankshares*	700	4,956
American Safety Insurance Holdings Ltd.*	1,400	26,488
Ameris Bancorp*1	2,000	24,980
AMERISAFE, Inc.*	2,700	73,575
AmeriServ Financial, Inc.*	2,400	7,224
Ames National Corp.	500	10,950
Amtrust Financial Services, Inc.1	1,979	56,778
Argo Group International Holdings Ltd.1	2,200	73,898
Arrow Financial Corp.1	601	14,995
Artio Global Investors, Inc.	4,300	8,127
Astoria Financial Corp.1	8,500	79,560
Atlantic American Corp.	3,400	10,268
Baldwin & Lyons, Inc. - Class B	900	21,474
Bancfirst Corp.	1,192	50,493
BancorpSouth, Inc.1	9,100	132,223
Bank of Commerce Holdings	1,490	6,854
Bank of Kentucky Financial Corp.	380	9,397
Bank of Marin Bancorp	250	9,365
Banner Corp.	1,664	51,135
Bar Harbor Bankshares	200	6,730
BBCN Bancorp, Inc.1	8,200	94,874
BCB Bancorp, Inc.	1,000	9,340
Berkshire Bancorp, Inc.1	1,000	8,200
Berkshire Hills Bancorp, Inc.	2,500	59,650
BGC Partners, Inc. - Class A	15,400	53,284
BNC Bancorp1	2,700	21,627
BofI Holding, Inc.*1	1,000	27,870
Boston Private Financial Holdings, Inc.	9,700	87,397
Bridge Bancorp, Inc.	1,000	20,340
Bridge Capital Holdings*	400	6,224
Brookline Bancorp, Inc.	7,296	62,016
Bryn Mawr Bank Corp.	840	18,707
C&F Financial Corp.	500	19,470
Calamos Asset Management, Inc. - Class A	3,000	31,710
California First National Bancorp	1,500	22,425
Camden National Corp.	681	23,134
Cape Bancorp, Inc.	680	5,909
Capital Bank Financial Corp. - Class A	683	11,659
Capital City Bank Group, Inc.*1	1,500	17,055
Cardinal Financial Corp.	2,500	40,675

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Cash America International, Inc.	3,400	$134,878
Cathay General Bancorp1	8,100	157,950
Center Bancorp, Inc.	973	11,267
Centerstate Banks, Inc.	3,800	32,414
Central Pacific Financial Corp.*1	4,000	62,320
Central Valley Community Bancorp	1,060	8,226
Century Bancorp, Inc. - Class A	320	10,544
CFS Bancorp, Inc.	1,000	6,240
Chemical Financial Corp.	2,500	59,400
Cheviot Financial Corp.	800	7,472
Citizens & Northern Corp.	1,200	22,680
Citizens Republic Bancorp, Inc.*	3,600	68,292
City Holding Co.1	1,300	45,305
CNB Financial Corp.	930	15,233
CNO Financial Group, Inc.1	17,800	166,074
CoBiz Financial, Inc.	4,100	30,627
Codorus Valley Bancorp, Inc.	210	3,161
Columbia Banking System, Inc.	5,000	89,700
Commercial National Financial Corp.	190	3,705
Community Bank System, Inc.1	3,300	90,288
Community Bankers Trust Corp.*	1,900	5,073
Community Trust Bancorp, Inc.	1,800	59,004
Cowen Group, Inc. - Class A*	10,830	26,533
Crawford & Co. - Class A	2,400	13,536
CVB Financial Corp.	12,600	131,040
DFC Global Corp.*	5,000	92,550
Dime Community Bancshares, Inc.	3,300	45,837
Donegal Group, Inc. - Class A1	2,000	28,080
Doral Financial Corp.*1	9,700	7,081
Duff & Phelps Corp. - Class A	4,500	70,290
Eagle Bancorp, Inc.*	2,125	42,436
Eastern Insurance Holdings, Inc.	1,500	25,620
EMC Insurance Group, Inc.	1,400	33,432
Employers Holdings, Inc.1	2,600	53,534
Endurance Specialty Holdings Ltd.	4,100	162,688
Enstar Group Ltd.*	1,200	134,376
Enterprise Bancorp, Inc.	1,000	16,520
Enterprise Financial Services Corp.	1,400	18,298
ESB Financial Corp.1	1,090	15,118
ESSA Bancorp, Inc.	700	7,623
Evans Bancorp, Inc.	200	3,100
Ezcorp, Inc. - Class A*	3,900	77,454
Farmers Capital Bank Corp.*	1,800	22,050
Farmers National Banc Corp.1	1,200	7,440

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
FBL Financial Group, Inc. - Class A1	2,100	$71,904
FBR & Co.*1	5,400	20,898
Federal Agricultural Mortgage Corp. - Class C1	760	24,677
Fidelity Southern Corp.*1	716	6,838
Financial Institutions, Inc.	1,040	19,375
First Acceptance Corp.*	3,718	4,648
First BanCorp*1	22,200	101,676
First Bancorp1	1,310	16,794
First Bancorp, Inc.1	870	14,329
First Busey Corp.1	8,285	38,525
First Business Financial Services, Inc.	206	4,728
First Citizens Banc Corp.	400	2,180
First Citizens BancShares, Inc. - Class A	500	81,750
First Commonwealth Financial Corp.	320	2,186
First Community Bancshares, Inc.	2,600	41,522
First Defiance Financial Corp.	1,700	32,623
First Financial Bancorp	5,000	73,100
First Financial Corp.	1,100	33,264
First Interstate Bancsystem, Inc.	1,500	23,145
First M&F Corp.1	2,800	19,516
First Marblehead Corp.*	11,650	9,042
First Merchants Corp.	3,699	54,893
First of Long Island Corp.1	900	25,488
First South Bancorp, Inc.*1	500	2,400
Firstbank Corp.	630	6,546
Firstcity Financial Corp.*	2,062	20,084
FirstMerit Corp.1	11,400	161,766
Flagstar Bancorp, Inc.*	6,500	126,100
Flushing Financial Corp.	2,900	44,486
FNB Corp.1	13,000	137,930
Fortegra Financial Corp.*	1,650	14,668
FXCM, Inc. - Class A1	2,000	20,140
Gain Capital Holdings, Inc.	2,400	9,816
German American Bancorp, Inc.	610	13,249
GFI Group, Inc.	17,100	55,575
Glacier Bancorp, Inc.1	8,200	120,622
Great Southern Bancorp, Inc.	800	20,360
Green Dot Corp. - Class A*1	3,900	47,619
Greenlight Capital Re Ltd. - Class A*	2,300	53,084
Guaranty Bancorp*1	15,000	29,250
Hallmark Financial Services*1	2,200	20,658
Hampton Roads Bankshares, Inc.*1	15,247	18,144
Hanmi Financial Corp.*	4,400	59,796
Hanover Insurance Group, Inc.	4,400	170,456

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Heartland Financial USA, Inc.	1,080	$28,242
Heritage Commerce Corp.*	750	5,235
Heritage Financial Corp.	2,050	30,114
Heritage Financial Group, Inc.	1,700	23,443
Heritage Oaks Bancorp*1	2,370	13,746
HF Financial Corp.1	650	8,541
Hingham Institution for Savings	250	15,650
Home Bancorp, Inc.*	1,000	18,250
Home BancShares, Inc.	2,400	79,248
HomeStreet, Inc.*1	1,800	45,990
HopFed Bancorp, Inc.	1,100	9,691
Horace Mann Educators Corp.	3,300	65,769
Horizon Bancorp	1,500	29,475
Hudson Valley Holding Corp.	60	934
Iberiabank Corp.1	2,900	142,448
ICG Group, Inc.*	4,800	54,864
IF Bancorp, Inc.*	200	2,760
Independence Holding Co.	2,600	24,518
Independent Bank Corp.1	2,700	78,165
Infinity Property & Casualty Corp.	900	52,416
Interactive Brokers Group, Inc. - Class A	3,700	50,616
International Bancshares Corp.1	5,300	95,665
Intervest Bancshares Corp. - Class A*	2,060	8,013
INTL. FCStone, Inc.*	1,600	27,856
Investment Technology Group, Inc.*	3,300	29,700
Investors Bancorp, Inc.	7,000	124,460
Investors Title Co.	100	6,000
Janus Capital Group, Inc.	16,300	138,876
JMP Group, Inc.1	2,700	16,389
Kansas City Life Insurance Co.	900	34,344
Kemper Corp.	6,000	176,940
Lakeland Bancorp, Inc.	2,400	24,432
Lakeland Financial Corp.	1,400	36,176
Laporte Bancorp, Inc.1	715	6,170
LNB Bancorp, Inc.	1,600	9,552
Macatawa Bank Corp.*1	2,900	8,381
Maiden Holdings Ltd.	7,900	72,601
MainSource Financial Group, Inc.	1,450	18,371
Manning & Napier, Inc.	1,400	17,640
Marlin Business Services Corp.1	1,989	39,899
MB Financial, Inc.	4,600	90,850
MBT Financial Corp.*	2,300	5,451
Meadowbrook Insurance Group, Inc.	5,900	34,102
Mercantile Bank Corp.	900	14,850

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Merchants Bancshares, Inc.	310	$8,299
Meta Financial Group, Inc.	100	2,280
Metro Bancorp, Inc.*	1,460	19,301
MetroCorp Bancshares, Inc.*	200	2,198
MGIC Investment Corp.*1	21,400	56,924
MicroFinancial, Inc.	1,270	9,246
Middleburg Financial Corp.	1,000	17,660
MidSouth Bancorp, Inc.	263	4,300
MidWestOne Financial Group, Inc.1	1,000	20,510
Monarch Financial Holdings, Inc.1	1,440	11,837
Montpelier Re Holdings Ltd.	4,200	96,012
MutualFirst Financial, Inc.	220	2,561
NASB Financial, Inc.*1	520	11,112
National Bankshares, Inc.1	800	25,912
National Financial Partners Corp.*	4,000	68,560
National Interstate Corp.	1,800	51,876
National Penn Bancshares, Inc.1	14,400	134,208
National Western Life Insurance Co. - Class A	200	31,548
Navigators Group, Inc.*	1,800	91,926
NBT Bancorp, Inc.	2,600	52,702
Nelnet, Inc. - Class A	3,000	89,370
New Hampshire Thrift Bancshares, Inc.	100	1,280
NewBridge Bancorp*	2,100	9,723
North Valley Bancorp*	1,300	18,447
Northrim BanCorp, Inc.	800	18,120
Northwest Bancshares, Inc.	11,900	144,466
Norwood Financial Corp.	60	1,781
Oak Valley Bancorp*	300	2,235
Ocean Shore Holding Co.	310	4,588
OceanFirst Financial Corp.	1,240	17,050
Old Line Bancshares, Inc.1	400	4,504
Old National Bancorp1	10,300	122,261
OneBeacon Insurance Group Ltd. - Class A	3,230	44,897
Oneida Financial Corp.	230	2,473
Oppenheimer Holdings, Inc. - Class A	2,300	39,514
Oritani Financial Corp.	4,100	62,812
Orrstown Financial Services, Inc.*	533	5,229
Pacific Continental Corp.	2,900	28,217
Pacific Mercantile Bancorp*	1,800	11,322
Pacific Premier Bancorp, Inc.*	830	8,499
PacWest Bancorp1	3,700	91,686
Palmetto Bancshares, Inc.*	300	2,607
Park National Corp.1	1,000	64,680
Peapack Gladstone Financial Corp.	540	7,603

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Penns Woods Bancorp, Inc.1	400	$14,964
Peoples Bancorp of North Carolina, Inc.	300	2,778
Peoples Bancorp, Inc.	790	16,140
PHH Corp.*1	5,000	113,750
Phoenix Cos., Inc.*	900	22,248
Pinnacle Financial Partners, Inc.*	3,900	73,476
Piper Jaffray Cos.*1	1,300	41,769
Platinum Underwriters Holdings Ltd.	3,400	156,400
Popular, Inc.*	7,700	160,083
Preferred Bank*	1,500	21,300
Premier Financial Bancorp, Inc.	800	8,664
Primerica, Inc.	6,300	189,063
PrivateBancorp, Inc.	7,200	110,304
Provident Financial Holdings, Inc.	990	17,325
Provident Financial Services, Inc.	7,200	107,352
Provident New York Bancorp	5,300	49,343
Pulaski Financial Corp.	1,290	11,546
PVF Capital Corp.*	3,100	6,789
QC Holdings, Inc.	3,600	11,664
QCR Holdings, Inc.	500	6,690
Radian Group, Inc.1	16,800	102,648
Regional Management Corp.	407	6,736
Renasant Corp.	2,500	47,850
Republic Bancorp, Inc. - Class A	2,400	50,712
Republic First Bancorp, Inc.*	3,400	7,038
Resource America, Inc. - Class A1	3,400	22,678
Riverview Bancorp, Inc.*	450	761
RLI Corp.	2,200	142,252
S&T Bancorp, Inc.1	2,100	37,947
Safety Insurance Group, Inc.	1,300	60,021
Sandy Spring Bancorp, Inc.	3,000	58,260
SCBT Financial Corp.	745	29,934
Seacoast Banking Corp. of Florida*	10,707	17,238
Security National Financial Corp. - Class A*	1,800	15,804
Selective Insurance Group, Inc.	5,100	98,277
Shore Bancshares, Inc.	591	3,180
Sierra Bancorp	1,700	19,431
Simmons First National Corp. - Class A	1,400	35,504
Simplicity Bancorp, Inc.1	1,100	16,445
Southern National Bancorp of Virginia, Inc.	1,300	10,400
Southside Bancshares, Inc.1	1,001	21,081
Southwest Bancorp, Inc.*	360	4,032
StanCorp Financial Group, Inc.	4,900	179,683
State Auto Financial Corp.	4,300	64,242

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
State Bank Financial Corp.	2,942	$46,719
StellarOne Corp.	2,700	38,178
Sterling Bancorp	2,900	26,390
Sterling Financial Corp.	5,049	105,423
Stewart Information Services Corp.1	1,200	31,200
Stifel Financial Corp.*1	5,050	161,448
Stratus Properties, Inc.*	20	173
Suffolk Bancorp*	1,200	15,720
SWS Group, Inc.*	4,800	25,392
SY Bancorp, Inc.	1,300	29,146
Symetra Financial Corp.	11,300	146,674
Synovus Financial Corp.1	61,800	151,410
Taylor Capital Group, Inc.*1	2,400	43,320
TCF Financial Corp.1	8,400	102,060
Teche Holding Co.	33	1,247
Territorial Bancorp, Inc.	1,100	25,135
Tompkins Financial Corp.1	990	39,244
Tower Financial Corp.	300	3,564
TowneBank1	2,700	41,823
Trico Bancshares	1,070	17,922
TrustCo Bank Corp. NY	12,000	63,360
Trustmark Corp.	5,111	114,793
Umpqua Holdings Corp.1	9,800	115,542
Unico American Corp.	300	3,663
Union First Market Bankshares Corp.	2,300	36,271
United Bankshares, Inc.1	5,000	121,600
United Community Banks, Inc.*1	5,600	52,752
United Community Financial Corp.*	4,622	13,358
United Financial Bancorp, Inc.	1,700	26,724
United Fire Group, Inc.	2,900	63,336
United Insurance Holdings Corp.1	2,000	12,200
Universal Insurance Holdings, Inc.	6,300	27,531
Univest Corp. of Pennsylvania	1,090	18,639
Valley National Bancorp	22,000	204,600
ViewPoint Financial Group, Inc.	4,700	98,418
Virginia Commerce Bancorp, Inc.*	2,140	19,153
Walker & Dunlop, Inc.*	4,200	69,972
Washington Banking Co.	1,100	14,982
Washington Federal, Inc.	7,500	126,525
Washington Trust Bancorp, Inc.	1,600	42,096
Waterstone Financial, Inc.*	2,830	22,074
Webster Financial Corp.	9,400	193,264
WesBanco, Inc.	2,900	64,438
West Bancorporation, Inc.	1,320	14,230

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
West Coast Bancorp	1,900	$42,085
Western Alliance Bancorp*	9,000	94,860
White River Capital, Inc.	160	3,400
Wilshire Bancorp, Inc.*1	6,000	35,220
Wintrust Financial Corp.1	3,800	139,460
WSFS Financial Corp.	800	33,800
Xenith Bankshares, Inc.*	500	2,275
Yadkin Valley Financial Corp.*	3,235	9,511
		14,187,936

HEALTH CARE – 5.1%
Addus HomeCare Corp.*	1,500	10,680
Affymetrix, Inc.*1	8,000	25,360
Albany Molecular Research, Inc.*	5,800	30,624
Alere, Inc.*1	7,900	146,150
Almost Family, Inc.	670	13,574
Alphatec Holdings, Inc.*1	15,000	24,750
Amedisys, Inc.*1	4,200	47,334
Amsurg Corp.*	2,800	84,028
AngioDynamics, Inc.*	4,500	49,455
Anika Therapeutics, Inc.*	2,500	24,850
Assisted Living Concepts, Inc. - Class A	3,300	32,175
BioClinica, Inc.*	1,400	8,008
CardioNet, Inc.*	4,200	9,576
Chindex International, Inc.*	1,280	13,440
Codexis, Inc.*1	3,000	6,630
CONMED Corp.	2,400	67,080
Cornerstone Therapeutics, Inc.*	5,100	24,123
Cross Country Healthcare, Inc.*	3,600	17,280
CryoLife, Inc.	3,300	20,526
Cumberland Pharmaceuticals, Inc.*1	5,000	21,000
Emergent Biosolutions, Inc.*	3,500	56,140
Exactech, Inc.*1	930	15,764
Five Star Quality Care, Inc.*	6,800	34,068
Gentiva Health Services, Inc.*	2,800	28,140
Greatbatch, Inc.*	2,300	53,452
Harvard Bioscience, Inc.*	5,400	23,652
Health Net, Inc.*	1,500	36,435
Healthways, Inc.*1	4,400	47,080
Heska Corp.	600	4,860
Invacare Corp.1	3,650	59,386
Kindred Healthcare, Inc.*1	4,900	52,969
Lannett Co., Inc.*	4,000	19,840
LHC Group, Inc.*	1,230	26,199

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
HEALTH CARE (Continued)
LifePoint Hospitals, Inc.*	5,100	$192,525
Magellan Health Services, Inc.*	2,000	98,000
Maxygen, Inc.	4,600	11,316
Medical Action Industries, Inc.*	3,575	9,617
Merit Medical Systems, Inc.*	2,200	30,580
Metabolix, Inc.*1	6,000	8,880
Molina Healthcare, Inc.*1	4,600	124,384
National Healthcare Corp.1	1,300	61,126
Natus Medical, Inc.*	1,640	18,335
NuVasive, Inc.*	4,100	63,386
PDI, Inc.*1	1,264	9,606
PharMerica Corp.*	3,590	51,050
PhotoMedex, Inc.*1	2,700	39,177
Providence Service Corp.*	1,300	22,087
RTI Biologics, Inc.*	6,166	26,329
Sciclone Pharmaceuticals, Inc.*	7,000	30,170
Select Medical Holdings Corp.1	13,600	128,248
Solta Medical, Inc.*	3,700	9,879
Symmetry Medical, Inc.*	3,945	41,501
Theragenics Corp.*1	4,080	6,487
Triple-S Management Corp. - Class B*	2,600	48,022
Universal American Corp.	8,400	72,156
VCA Antech, Inc.*	8,556	180,104
		2,417,593

INDUSTRIALS – 17.1%
AAR Corp.	3,610	67,435
ABM Industries, Inc.	5,600	111,720
ACCO Brands Corp.*1	12,600	92,610
Accuride Corp.*	7,500	24,000
Aceto Corp.	2,800	28,112
Aegion Corp.*	3,300	73,227
Aerovironment, Inc.*	2,400	52,176
Air Transport Services Group, Inc.*1	8,600	34,486
Alamo Group, Inc.	620	20,237
Albany International Corp. - Class A1	2,500	56,650
Alliant Techsystems, Inc.	2,400	148,680
Allied Motion Technologies, Inc.1	820	5,346
Amerco, Inc.	950	120,470
Ameresco, Inc. - Class A*1	4,000	39,160
American Reprographics Co.*	6,500	16,705
Ampco-Pittsburgh Corp.	1,200	23,868
AMREP Corp.*1	204	3,068
API Technologies Corp.*	4,320	12,701

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Arkansas Best Corp.	3,200	$30,560
Asset Acceptance Capital Corp.*	2,460	11,070
Asta Funding, Inc.1	1,450	13,790
Astec Industries, Inc.1	2,000	66,660
AT Cross Co. - Class A*	1,500	16,170
Atlas Air Worldwide Holdings, Inc.*1	2,900	128,499
Barnes Group, Inc.	5,300	118,932
Brady Corp. - Class A	3,800	126,920
Briggs & Stratton Corp.1	4,000	84,280
CAI International, Inc.*	1,819	39,927
CBIZ, Inc.*1	6,647	39,217
CDI Corp.	1,760	30,149
CIRCOR International, Inc.	1,550	61,349
Columbus McKinnon Corp.*	1,230	20,320
Comfort Systems USA, Inc.	3,500	42,560
Consolidated Graphics, Inc.*	600	20,952
Courier Corp.	1,130	12,430
Covenant Transportation Group, Inc. - Class A*	2,910	16,092
CPI Aerostructures, Inc.*	1,000	10,010
CRA International, Inc.*1	968	19,137
Curtiss-Wright Corp.	4,900	160,867
Dolan Co.*	3,000	11,640
Ducommun, Inc.*	1,400	22,540
Dycom Industries, Inc.*	2,900	57,420
Dynamic Materials Corp.	1,227	17,055
Eagle Bulk Shipping, Inc.*1	1,362	2,043
Eastern Co.	700	11,074
Ecology and Environment, Inc. - Class A	550	6,336
EMCOR Group, Inc.	2,800	96,908
Encore Capital Group, Inc.*1	2,100	64,302
Encore Wire Corp.	1,500	45,465
EnergySolutions, Inc.*	9,700	30,264
EnerNOC, Inc.*	4,200	49,350
EnerSys, Inc.*	4,000	150,480
Ennis, Inc.	2,600	40,222
EnPro Industries, Inc.*	1,600	65,440
Erickson Air-Crane, Inc.1	500	4,215
ESCO Technologies, Inc.1	2,500	93,500
Espey Manufacturing & Electronics Corp.	100	2,520
Essex Rental Corp.*1	2,200	7,524
Esterline Technologies Corp.*	2,900	184,469
Flow International Corp.*	5,400	18,900
FreightCar America, Inc.	1,100	24,662
FTI Consulting, Inc.*	4,400	145,288

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Fuel Tech, Inc.*1	3,100	$13,020
Furmanite Corp.*1	4,200	22,554
G&K Services, Inc. - Class A	1,700	58,055
Genco Shipping & Trading Ltd.*1	6,500	22,685
Gencor Industries, Inc.*	1,500	11,310
General Cable Corp.*1	4,500	136,845
General Finance Corp.*1	2,660	11,411
Geo Group, Inc.	714	20,146
Gibraltar Industries, Inc.*	2,260	35,979
Global Power Equipment Group, Inc.	1,500	25,725
GrafTech International Ltd.*1	16,300	153,057
Granite Construction, Inc.	3,200	107,552
Great Lakes Dredge & Dock Corp.	5,700	50,901
Greenbrier Cos., Inc.*	2,500	40,400
Griffon Corp.	6,500	74,425
Hardinge, Inc.	1,700	16,898
Harsco Corp.	6,400	150,464
Hawaiian Holdings, Inc.*	6,650	43,691
Heidrick & Struggles International, Inc.1	1,730	26,400
Hill International, Inc.*	4,390	16,067
Hudson Global, Inc.*	4,130	18,502
Hurco Cos., Inc.*1	320	7,360
Huron Consulting Group, Inc.*	1,700	57,273
Hyster-Yale Materials Handling, Inc.	1,038	50,654
ICF International, Inc.*	1,485	34,808
II-VI, Inc.*	6,700	122,409
Insteel Industries, Inc.	3,200	39,936
Integrated Electrical Services, Inc.*	312	1,454
International Shipholding Corp.	1,500	24,720
Intersections, Inc.1	2,626	24,894
JetBlue Airways Corp.*1	29,000	165,590
Kadant, Inc.*	700	18,550
Kelly Services, Inc. - Class A	3,300	51,942
Key Technology, Inc.*	600	6,264
Kimball International, Inc. - Class B	2,000	23,220
Korn/Ferry International*	6,000	95,160
Kratos Defense & Security Solutions, Inc.*1	9,100	45,773
Lawson Products, Inc.	1,200	11,880
Layne Christensen Co.*1	1,900	46,113
LB Foster Co. - Class A	1,000	43,440
LMI Aerospace, Inc.*	700	13,538
LS Starrett Co. - Class A	800	7,832
LSI Industries, Inc.1	2,500	17,525
Lydall, Inc.*	1,240	17,782

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Manitex International, Inc.*	2,500	$17,850
Marten Transport Ltd.	2,700	49,653
Met-Pro Corp.	1,270	12,306
Metalico, Inc.*1	8,500	16,575
Mfri, Inc.*	120	680
Michael Baker Corp.1	1,000	24,930
Miller Industries, Inc.	1,809	27,569
Mobile Mini, Inc.*	3,400	70,822
Moog, Inc. - Class A*	4,200	172,452
Multi-Color Corp.	1,100	26,389
MYR Group, Inc.*	1,900	42,275
NACCO Industries, Inc. - Class A	519	31,498
National Presto Industries, Inc.1	354	24,461
National Technical Systems, Inc.*	800	6,160
Navigant Consulting, Inc.*	4,700	52,452
NL Industries, Inc.	5,766	66,136
NN, Inc.*	1,900	17,404
Northwest Pipe Co.*	900	21,474
Orbital Sciences Corp.*	6,200	85,374
Orion Marine Group, Inc.*	2,070	15,111
Pacer International, Inc.*	3,400	13,260
PAM Transportation Services, Inc.1	1,200	12,276
Pendrell Corp.*1	28,700	36,449
Perma-Fix Environmental Services*1	6,040	4,114
Pike Electric Corp.	4,900	46,746
PMFG, Inc.*1	2,000	18,180
Powell Industries, Inc.*	1,000	41,530
PowerSecure International, Inc.*	1,600	12,496
Preformed Line Products Co.	390	23,174
Providence and Worcester Railroad Co.	100	1,391
Quad/Graphics, Inc.1	2,900	59,131
Quanex Building Products Corp.	3,200	65,344
Rand Logistics, Inc.*1	2,182	14,183
RCM Technologies, Inc.	1,671	8,439
Republic Airways Holdings, Inc.*	7,100	40,328
Resources Connection, Inc.	4,800	57,312
Roadrunner Transportation Systems, Inc.*	3,100	56,234
RPX Corp.*	6,000	54,240
RR Donnelley & Sons Co.1	18,900	170,100
Rush Enterprises, Inc. - Class A*1	2,100	43,407
Rush Enterprises, Inc. - Class B*	980	16,964
Saia, Inc.*	1,080	24,970
Schawk, Inc.	1,700	22,423
SIFCO Industries, Inc.	1,100	17,325

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
SkyWest, Inc.	6,600	$82,236
SL Industries, Inc.1	374	6,732
Sparton Corp.*	600	8,322
Sterling Construction Co., Inc.*	2,600	25,844
Supreme Industries, Inc. - Class A*	3,600	12,276
Sykes Enterprises, Inc.*1	4,348	66,177
Sypris Solutions, Inc.	4,000	15,840
Tecumseh Products Co. - Class A*	1,450	6,699
Tecumseh Products Co. - Class B*	1,100	5,038
Tetra Tech, Inc.*	5,600	148,120
Titan International, Inc.1	2,100	45,633
Titan Machinery, Inc.*1	1,800	44,460
TMS International Corp. - Class A*	1,820	22,750
Tutor Perini Corp.*	3,900	53,430
Twin Disc, Inc.1	1,000	17,430
Ultralife Corp.*	1,890	6,124
UniFirst Corp.	1,400	102,648
United Stationers, Inc.1	3,700	114,663
UniTek Global Services, Inc.*	1,830	6,625
Universal Forest Products, Inc.1	1,400	53,256
Universal Truckload Services, Inc.1	1,200	21,900
UTi Worldwide, Inc.1	8,700	116,580
Viad Corp.	1,380	37,481
Vicor Corp.*	2,901	15,723
VSE Corp.	600	14,706
Watts Water Technologies, Inc. - Class A	1,878	80,754
Wesco Aircraft Holdings, Inc.*1	8,800	116,160
Willis Lease Finance Corp.*1	871	12,464
XPO Logistics, Inc.*	1,400	24,332
Zipcar, Inc.*1	6,000	49,440
		8,111,793

INFORMATION TECHNOLOGY – 16.1%
Active Network, Inc.*	8,400	41,244
ADTRAN, Inc.1	5,500	107,470
Advanced Energy Industries, Inc.*	3,600	49,716
Advanced Micro Devices, Inc.*1	74,100	177,840
Aeroflex Holding Corp.*	7,400	52,170
Agilysys, Inc.*	1,670	13,978
Alliance Fiber Optic Products, Inc.	450	5,409
Alpha & Omega Semiconductor Ltd.*	2,800	23,520
Amkor Technology, Inc.*1	17,850	75,862
ANADIGICS, Inc.*1	5,900	14,868
Arris Group, Inc.*	8,700	129,978

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Astro-Med, Inc.	200	$2,020
Audience, Inc.*1	1,200	12,468
Aviat Networks, Inc.*	10,600	34,874
Avid Technology, Inc.*	2,550	19,329
AVX Corp.	14,600	157,388
Aware, Inc.	3,300	18,084
Axcelis Technologies, Inc.*	19,300	26,827
AXT, Inc.*	4,700	13,207
Bel Fuse, Inc. - Class B	480	9,384
Benchmark Electronics, Inc.*	3,800	63,156
Black Box Corp.	1,900	46,246
Blucora, Inc.*	4,300	67,553
Brooks Automation, Inc.	4,700	37,835
CACI International, Inc. - Class A*1	1,890	103,950
Calix, Inc.*	5,600	43,064
Cascade Microtech, Inc.*	730	4,088
Ceva, Inc.*	2,900	45,675
Checkpoint Systems, Inc.*	3,000	32,220
CIBER, Inc.*	6,500	21,710
Clearfield, Inc.*	1,575	7,072
Coherent, Inc.	2,000	101,240
Cohu, Inc.	3,600	39,024
Communications Systems, Inc.	1,800	18,720
Comtech Telecommunications Corp.	2,200	55,836
Convergys Corp.1	7,900	129,639
Cray, Inc.*	4,200	66,990
CTS Corp.	4,400	46,684
CVD Equipment Corp.*1	1,100	10,560
CyberOptics Corp.*	310	2,300
Datalink Corp.*	3,000	25,650
Digi International, Inc.*	2,200	20,834
Digital River, Inc.*	4,400	63,316
Diodes, Inc.*	5,332	92,510
Dot Hill Systems Corp.*	17,143	16,072
DSP Group, Inc.*	4,700	27,072
Dynamics Research Corp.*	1,200	7,020
EarthLink, Inc.	8,600	55,556
Ebix, Inc.1	4,800	77,136
Echelon Corp.*1	8,500	20,825
Electro Rent Corp.	2,500	38,450
Electro Scientific Industries, Inc.	1,900	18,905
Electronics for Imaging, Inc.*1	3,600	68,364
Emcore Corp.*	3,315	14,254
Emulex Corp.*	10,200	74,562

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Entegris, Inc.*	15,100	$138,618
Entropic Communications, Inc.*	7,200	38,088
Envivio, Inc.*	5,000	8,500
EPIQ Systems, Inc.	4,600	58,788
ePlus, Inc.	270	11,162
Extreme Networks*	10,000	36,400
Fabrinet*	2,800	36,792
Fairchild Semiconductor International, Inc.*	11,400	164,160
Finisar Corp.*1	8,700	141,810
FormFactor, Inc.*	8,000	36,480
Frequency Electronics, Inc.	344	2,824
Globecomm Systems, Inc.*	3,400	38,420
GSI Technology, Inc.*	2,790	17,493
GT Advanced Technologies, Inc.*1	14,100	42,582
Hackett Group, Inc.	5,000	21,400
Harmonic, Inc.*	11,200	56,784
Hutchinson Technology, Inc.*1	1,600	3,200
ID Systems, Inc.*	1,600	9,312
Identive Group, Inc.*1	10,000	15,000
IEC Electronics Corp.*	1,180	7,977
Imation Corp.*	6,300	29,421
Infinera Corp.*1	13,200	76,692
Insight Enterprises, Inc.*	5,178	89,942
Integrated Silicon Solution, Inc.*	3,500	31,500
Internap Network Services Corp.*	6,728	46,692
International Rectifier Corp.*1	5,350	94,855
Intevac, Inc.*	4,500	20,565
IntraLinks Holdings, Inc.*	3,400	20,978
Iteris, Inc.*	3,400	5,780
Itron, Inc.*	2,900	129,195
IXYS Corp.	4,400	40,216
Kemet Corp.*	4,000	20,120
Key Tronic Corp.*	600	6,144
Lattice Semiconductor Corp.*	8,400	33,516
Lexmark International, Inc. - Class A1	6,800	157,692
Limelight Networks, Inc.*1	16,100	35,742
Local Corp.*1	5,000	10,250
Majesco Entertainment Co.*1	7,500	7,875
Mantech International Corp. - Class A1	2,000	51,880
Marchex, Inc. - Class B	4,800	19,728
Mattson Technology, Inc.*1	9,000	7,560
Maxwell Technologies, Inc.*1	3,200	26,528
MEMC Electronic Materials, Inc.*	19,300	61,953
Mercury Systems, Inc.*	4,100	37,720

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Methode Electronics, Inc.	3,900	$39,117
MKS Instruments, Inc.	4,900	126,322
Monster Worldwide, Inc.*	14,700	82,614
Motricity, Inc.*1	6,680	2,739
Multi-Fineline Electronix, Inc.*	1,800	36,378
Nanometrics, Inc.*	2,000	28,840
NAPCO Security Technologies, Inc.*	2,700	9,828
NCI, Inc. - Class A*1	2,400	11,256
NeoPhotonics Corp.*	2,240	12,813
Newport Corp.*	2,794	37,579
Newtek Business Services, Inc.*	4,000	7,440
Novatel Wireless, Inc.*	3,240	4,342
Oclaro, Inc.*	15,870	24,916
Official Payments Holdings, Inc.*	3,600	20,304
OmniVision Technologies, Inc.*1	6,000	84,480
Online Resources Corp.*1	3,080	6,992
PAR Technology Corp.*	2,200	10,780
PC Connection, Inc.	2,700	31,050
PC Mall, Inc.*1	3,600	22,356
PC-Tel, Inc.	679	4,889
Perceptron, Inc.	400	2,360
Perficient, Inc.*	3,500	41,230
Pericom Semiconductor Corp.*	4,000	32,120
Photronics, Inc.*	8,000	47,680
Plexus Corp.*	2,500	64,500
Polycom, Inc.*	16,300	170,498
Power-One, Inc.*1	16,100	66,171
QLogic Corp.*1	11,100	108,003
QuinStreet, Inc.*1	4,000	26,880
Radisys Corp.*	4,300	12,814
RealNetworks, Inc.*	4,500	34,020
Reis, Inc.*1	1,436	18,711
Richardson Electronics Ltd.	1,500	16,980
Rimage Corp.	2,500	16,700
Rofin-Sinar Technologies, Inc.*	3,100	67,208
Rogers Corp.*	2,000	99,320
Rudolph Technologies, Inc.*	4,500	60,525
Sanmina Corp.*	6,420	71,069
Sapiens International Corp. N.V.*	871	3,484
ScanSource, Inc.*	3,100	98,487
ShoreTel, Inc.*	5,200	22,048
Sigma Designs, Inc.*	4,600	23,690
Smith Micro Software, Inc.*	3,500	5,285
Soundbite Communications, Inc.	300	858

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Spansion, Inc. - Class A*	4,900	$68,159
StarTek, Inc.*	2,200	8,866
STEC, Inc.*	7,500	36,975
STR Holdings, Inc.*1	8,000	20,160
SunPower Corp.*1	11,400	64,068
Super Micro Computer, Inc.*	4,200	42,840
Sycamore Networks, Inc.	5,945	13,317
Symmetricom, Inc.*	2,980	17,195
SYNNEX Corp.*1	2,800	96,264
Tech Data Corp.*	3,500	159,355
TeleCommunication Systems, Inc. - Class A*1	5,070	12,523
Telenav, Inc.*	4,800	38,304
Tellabs, Inc.	37,300	85,044
Tessco Technologies, Inc.	1,600	35,424
TheStreet, Inc.	5,300	8,851
TriQuint Semiconductor, Inc.*	18,400	89,056
TTM Technologies, Inc.*1	7,800	71,760
Ultra Clean Holdings*1	3,900	19,149
United Online, Inc.	8,800	49,192
Veeco Instruments, Inc.*1	3,500	103,320
Viasystems Group, Inc.*	1,261	15,384
Virtusa Corp.*	3,600	59,148
Vishay Intertechnology, Inc.*1	13,700	145,494
Vishay Precision Group, Inc.*	930	12,267
Wayside Technology Group, Inc.	1,200	13,308
Zygo Corp.*	1,694	26,596
Zynga, Inc. - Class A*	48,800	115,656
		7,641,409

MATERIALS – 6.0%
A Schulman, Inc.	2,500	72,325
AM Castle & Co.*1	3,500	51,695
American Pacific Corp.*	430	6,643
Boise, Inc.	12,300	97,908
Buckeye Technologies, Inc.	4,500	129,195
Century Aluminum Co.*1	7,300	63,948
Chase Corp.1	651	12,109
Chemtura Corp.*	8,400	178,584
Clearwater Paper Corp.*	2,310	90,459
Commercial Metals Co.	11,400	169,518
Core Molding Technologies, Inc.*	1,500	9,900
Ferro Corp.*	11,800	49,324
Friedman Industries, Inc.	630	6,376
FutureFuel Corp.1	4,900	58,016

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
MATERIALS (Continued)
GSE Holding, Inc.*	3,576	$22,135
Horsehead Holding Corp.*	4,100	41,861
Intrepid Potash, Inc.	8,400	178,836
Kaiser Aluminum Corp.1	1,500	92,535
KapStone Paper and Packaging Corp.	4,800	106,512
Kraton Performance Polymers, Inc.*	3,300	79,233
Landec Corp.*	2,030	19,265
Material Sciences Corp.*	1,200	10,836
Materion Corp.	2,300	59,294
Minerals Technologies, Inc.	4,000	159,720
Northern Technologies International Corp.*	10	114
Olin Corp.	9,000	194,310
Olympic Steel, Inc.	1,800	39,852
OM Group, Inc.*	3,000	66,630
Penford Corp.*	1,600	11,808
PH Glatfelter Co.	5,200	91,000
RTI International Metals, Inc.*1	3,000	82,710
Schnitzer Steel Industries, Inc. - Class A	2,167	65,725
Sensient Technologies Corp.	4,350	154,686
Stillwater Mining Co.*1	12,600	161,028
Synalloy Corp.	1,100	14,432
Tredegar Corp.	2,500	51,025
U.S. Concrete, Inc.*	1,721	15,575
UFP Technologies, Inc.*	1,300	23,296
Universal Stainless & Alloy*	410	15,076
Zep, Inc.	3,200	46,176
Zoltek Cos., Inc.*1	3,000	23,250
		2,822,920

TELECOMMUNICATION SERVICES – 1.1%
Cbeyond, Inc.*1	3,100	28,024
Hawaiian Telcom Holdco, Inc.*	820	15,990
Iridium Communications, Inc.*1	8,300	55,942
Leap Wireless International, Inc.*	10,600	70,490
Neutral Tandem, Inc.1	2,800	7,196
NII Holdings, Inc.*1	15,440	110,087
ORBCOMM, Inc.*	4,200	16,464
Premiere Global Services, Inc.*	6,400	62,528
Primus Telecommunications Group, Inc.	2,000	21,740
Shenandoah Telecommunications Co.	2,300	35,213
USA Mobility, Inc.	2,200	25,696

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
TELECOMMUNICATION SERVICES (Continued)
Vonage Holdings Corp.*	26,300	$62,331
		511,701

TOTAL COMMON STOCKS (Cost $45,082,130)		46,865,822

PREFERRED STOCKS – 0.0%
ENERGY – 0.0%
DHT Holdings, Inc.3	7	–

TOTAL PREFERRED STOCKS (Cost $980)		–

MONEY MARKET INVESTMENTS – 22.4%
BlackRock Liquidity Funds TempFund Portfolio, 0.11%4,5	6,988,865	6,988,865
Federated Treasury Obligations Fund, 0.01%4	641,480	641,480
Fidelity Institutional Money Market Portfolio - Class I, 0.14%4,5	2,995,228	2,995,228

TOTAL MONEY MARKET INVESTMENTS (Cost $10,625,573)		10,625,573

TOTAL INVESTMENTS – 121.2% (Cost $55,708,683)		57,491,395
Liabilities less other assets – (21.2)%		(10,065,276)
TOTAL NET ASSETS – 100.0%		$47,426,119

*	Non-income producing security.
1	All or a portion of shares are on loan.
2	Shares are non-voting.
3
This security is an illiquid security and valued at its fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

4	Variable rate security; the rate shown represents the rate at December 31, 2012.
5	Investments purchased with cash proceeds from securities lending.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

1. Organization
Vericimetry Funds, a Delaware Statutory Trust (the “Trust”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at the most recent net asset value available. Short-term investments are valued at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of December 31, 2012:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks(1)	$46,865,822	$-	$-	$46,865,822
Preferred Stocks	-	-	-	-
Money Market Investments	10,625,573	-	-	10,625,573
Total Investments in Securities	$57,491,395	$-	$-	$57,491,395

*
There were no Level 2 securities at period end. The Fund held one Level 3 security at period end, which was a preferred stock with no publicly available information related to its valuation. This security was fair valued at $0 by the Adviser, in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees. There were no transfers between each of the three levels. The Fund recognizes such transfers between levels at the end of the reporting period.

(1)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value.

Vericimetry U.S. Small Cap Value Fund
Beginning balance on September 30, 2012	$-
Purchases	-
Sales	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers in and/or out of Level 3	-
Ending balance December 31, 2012	$-
Net change in unrealized appreciation (depreciation) on Level 3 investments held as of 12/31/2012	$-

(b)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income.  A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially.  In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities.  In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower.  The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk.  Collateral will be received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund.  The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice.  While securities are on loan, the borrower will pay the Fund any income from the securities.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral.  Any such investment of cash collateral will subject the Fund to the related investment risks.  The Fund will not have the right to vote on any securities having voting rights during the existence of the loan.  The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.  The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At December 31, 2012, the value of securities loaned by the Fund was $9,703,981. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

3. Federal Income Tax Information
At December 31, 2012, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$55,710,893

Gross Unrealized Appreciation	$3,976,765
Gross Unrealized Depreciation	$(2,196,263)

Net Unrealized Appreciation (Depreciation)	$1,780,502

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President

Date:	February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn S. Freed
Glenn S. Freed
President

Date:	February 21, 2013

By:	/s/ Carlos Elizondo
Carlos Elizondo
Treasurer

Date:	February 21, 2013